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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MetLife Advisers, LLC
Address: 501 Boylston Street
         Boston, MA 02116

13F File Number: 028-05167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas M. Lenz
Title: General Counsel and Secretary
Phone: 617-578-3104

Signature, Place, and Date of Signing:

/s/ Thomas M. Lenz

Thomas M. Lenz   Boston, Massachusetts  August 9, 2002

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name                                        13F File Number
                                            ---------------
Fred Alger Management, Inc.                       028-00869
Salomon Brothers Asset Management Inc             028-02568
Loomis Sayles & Company, L.P.                     028-04099
Davis Selected Advisers, LP                       028-04121
Massachusetts Financial Services Company          028-04968
Westpeak Investment Advisors LP                   028-04372
Wellington Management Company, LLP                028-04557
Harris Associates L.P.                            028-02013
Franklin Resources, Inc.                          028-00734
T. Rowe Price Associates, Inc.                    028-00115
Neuberger Berman, LLC                             028-00454
Zurich Scudder Investments                        028-02353
State Street Research & Management Company        028-04376
Putnam Investment Management, LLC                 028-00090
Janus Capital Corporation                         028-01343
Metropolitan Life Insurance Company               028-03714
Jennison Associates LLC                           028-00074
Capital Guardian Trust Company                    028-00096
FMR Corp.                                         028-00451